Related Party Disclosures - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Security deposit	₨ 381		₨ 411			$ 5.2
Relatives of Management [Member]
Related Party Transaction [Line Items]
Rent expense					₨ 3
Security deposit	0		0
Loan facilities drawn, net of repayments			262	$ 3.5
Outstanding loan	757		766			10.3	$ 10.2
Current portion of loan	10		9			0.1	$ 0.1
Interest expense, related party	78	$ 1.1	54		₨ 21
Outstanding interest accrued against facilities	₨ 34		₨ 24			1.6
Outstanding notional amount | $						$ 13.4